UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06211

Name of Fund: Ready Assets U.S. Treasury Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Ready Assets
U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2009

Date of reporting period: 04/30/2009

Item 1 – Report to Stockholders

Annual Report

April 30, 2009

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S.A. Government Money Fund

2 ANNUAL REPORT

APRIL 30, 2009

Dear Shareholder

The past 12 months reveal a tale of two markets — one of investor pessimism and decided weakness, and another of optimism and some early signs of recovery. The majority of the past year was characterized by the former as the global financial crisis erupted into the worst recession in decades. Econo-

mic data were uniformly poor and daily headlines recounted the downfalls of storied financial firms, volatile swings in global financial markets, and mon-

umental government actions that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March 2009, however, on the back of new program announcements by the Treasury and Federal Reserve

Board, as well as signs of improved economic performance, such as in retail sales, consumer confidence and select areas of the housing market.

Against this backdrop, US equities contended with unprecedented levels of volatility, posting steep declines early, and then pared some of those losses in March and April. The experience in international markets was similar to that in the United States, though there was a marked divergence in regional performance. Notably, emerging economies, which lagged most developed regions through the downturn, were among the market leaders during the late-period rally.

In fixed income markets, while risk aversion remained a dominant theme overall, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a modest recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which generally outperformed in the first four months of 2009 after extraordi-

nary challenges and severe underperformance last year. At the same time, the new year ushered in a return to normalcy for the tax-exempt market,

which had registered one of its worst years on record in 2008.

All told, the major benchmark indexes posted mixed results for the current reporting period, reflective of a bifurcated market.
Total Returns as of April 30, 2009	6-month	12-month
US equities (S&P 500 Index)	(8.53)%	(35.31)%
Small cap US equities (Russell 2000 Index)	(8.40)	(30.74)
International equities (MSCI Europe, Australasia, Far East Index)	(2.64)	(42.76)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.98	9.30
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	7.74	3.84
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	8.20	3.11
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	16.39	(12.55)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). Barclays also notified BlackRock that its Board will recommend the transaction to

Barclays’ shareholders for approval at a special meeting to be held in early August 2009. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is expected to close in the fourth quarter 2009 following approval by Barclays’ shareholders, the receipt of client consents and regulatory approvals, and satisfaction of customary closing conditions.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Information

Name Change

Effective May 4, 2009, the Funds had name changes. Merrill Lynch U.S. Treasury Money Fund and Merrill Lynch U.S.A. Government Reserves have changed their names to Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund, respectively. The new Fund names are reflected throughout this annual report to shareholders. Please note that the Funds will continue to be managed in the same way, with no change in investment objective.

In addition to the name changes, the Funds’ year ends were changed to April 30.

Portfolio Composition as of April 30, 2009
	Percent of		Percent of
Ready Assets U.S. Treasury Money Fund	Net Assets	Ready Assets U.S.A. Government Money Fund	Net Assets
U.S. Treasury Obligations	103%	U.S. Treasury Obligations	53%
Liabilities in Excess of Other Assets	(3)	Repurchase Agreements	48
Total	100%	Liabilities in Excess of Other Assets	(1)
		Total	100%
Seven-Day Yields
As of April 30, 2009
Ready Assets U.S. Treasury Money Fund	0.00%
Ready Assets U.S.A. Government Money Fund	0.00%
Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a)
expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of
$1,000 invested on November 1, 2008 and held through April 30, 2009)
is intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these and other funds, compare the 5% hypothetical example with the
5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2008	April 30, 2009	During the Period[1]	November 1, 2008	April 30, 2009	During the Period
Ready Assets U.S. Treasury Money Fund	$1,000	$1,000.60	$1.67	$1,000	$1,022.83	$1.69
Ready Assets U.S.A. Government Money Fund	$1,000	$1,000.20	$1.86	$1,000	$1,022.64	$1.88

1 Expenses are equal to the Fund’s annualized expense ratio of 0.34% for Ready Assets U.S. Treasury Money Fund and 0.38% for Ready Assets U.S.A. Government Money Fund,
multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.

4 ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments April 30, 2009 Ready Assets U.S. Treasury Money Fund
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations (a)	(000)	Value
U.S. Treasury Bills:
0.27%, 5/07/09	$10,000	$ 9,999,550
0.29% — 0.34%, 5/14/09	41,039	41,034,339
0.21% — 0.24%, 5/21/09	65,000	64,991,667
0.295% — 0.30%, 5/28/09	12,099	12,096,284
0.25% — 0.295%, 6/04/09	149,579	149,541,099
0.14% — 0.30%, 6/11/09	85,037	85,018,566
0.215%, 6/18/09	20,832	20,826,028
0.168% — 0.271%, 6/25/09	98,978	98,944,815
0.20% — 0.31%, 7/02/09	130,288	130,227,465
0.085%, 7/09/09	17,093	17,090,215
0.32%, 7/23/09	10,000	9,992,622
0.135% — 0.345%, 7/30/09	45,000	44,974,313
0.31%, 8/13/09	1,416	1,414,732
0.495%, 8/20/09	10,000	9,984,738
0.41%, 8/27/09	2,038	2,035,261
0.44%, 9/03/09	6,000	5,990,833
0.285%, 9/10/09	2,925	2,921,944
0.367%, 10/08/09	10,000	9,983,667
0.32% — 0.425%, 10/22/09	10,335	10,313,940
0.305%, 10/29/09	25,000	24,961,663
0.705%, 12/17/09	11,000	10,950,454
U.S. Treasury Notes, 4.875%, 5/15/09	16,900	16,930,454
Total Investments (Cost — $780,224,649*) — 103.1%		780,224,649
Liabilities in Excess of Other Assets — (3.1)%		(23,152,029)
Net Assets — 100.0%		$757,072,620

* Cost for federal income tax purposes.
(a) Rates shown reflect the discount rates or range of discount rates paid at time of purchase.

•Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, “Fair Value Measurements,” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$780,224,649
Level 3	—
Total	$780,224,649

See Notes to Financial Statements.

ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments April 30, 2009 Ready Assets U.S.A. Government Money Fund
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations (a)	(000)	Value
U.S. Treasury Bills:
0.246%, 6/04/09	$ 20,480	$20,475,242
0.22%, 6/11/09	10,000	9,997,494
0.32%, 7/23/09	5,000	4,996,311
0.345%, 7/30/09	10,000	9,991,375
0.24% — 0.386%, 8/06/09	18,000	17,982,459
0.495%, 8/20/09	6,000	5,990,843
0.40%, 9/10/09	7,000	6,989,733
0.406% — 0.425%, 10/22/09	10,000	9,980,193
0.635%, 11/19/09	2,000	1,992,874
0.705%, 12/17/09	2,000	1,990,992
U.S. Treasury Notes, 4.875%, 5/15/09	3,050	3,055,499
Total U.S. Treasury Obligations — 52.8%		93,443,015
Repurchase Agreements
Banc of America Securities LLC, 0.15%, 5/06/09
(Purchased on 4/29/09 to be repurchased at
$10,000,292, collateralized by GNMA, 5% — 6.5%,
due 6/15/38 to 4/15/39)	10,000	10,000,000
Barclays Capital Inc., NY, 0.31%, 6/03/09 (Purchased
on 4/03/09 to be repurchased at $12,806,724,
collateralized by GNMA, 5.50% to 6%, due 9/20/37
to 3/15/39)	12,800	12,800,000
Citigroup Global Markets, Inc., 0.15%, 5/06/09
(Purchased on 4/29/09 to be repurchased at
$10,000,292, collateralized by GNMA, 6%,
due 10/20/38)	10,000	10,000,000
Credit Suisse Securities (USA) LLC, 0.15%, 5/07/09
(Purchased on 4/30/09 to be repurchased at
$10,000,292, collateralized by U.S. Treasury Bonds,
8.875%, due 8/15/17)	10,000	10,000,000
Deutsche Bank Securities, Inc., 0.15%, 5/06/09
(Purchased on 4/29/09 to be repurchased at
$10,000,292, collateralized by GNMA, 7%,
due 10/15/38)	10,000	10,000,000
RBS Securities, Inc., 0.16%, 5/06/09 (Purchased
on 4/29/09 to be repurchased at $10,000,311,
collateralized by GNMA, 4.89%, due 9/15/48)	10,000	10,000,000
HSBC Securities (USA), Inc., 0.14%, 5/01/09
(Purchased on 4/30/09 to be repurchased at
$8,000,031 collateralized by US Treasury Notes,
0.875%, due 4/30/11)	8,000	8,000,000
JPMorgan Securities Inc., 0.14%, 5/01/09 (Purchased
on 4/30/09 to be repurchased at $6,171,024,
collateralized by U.S. Treasury Bills, 0.15%
due 9/17/09)	6,171	6,171,000
Mizuho Securities USA Inc., 0.15%, 5/01/09
(Purchased on 4/30/09 to be repurchased at
$8,000,033, collateralized by U.S. Treasury Bills,
0.27% due 10/29/09)	8,000	8,000,000
Total Repurchase Agreements — 48.1%		84,971,000
Total Investments
(Cost — $178,414,015*) — 100.9%		178,414,015
Liabilities in Excess of Other Assets — (0.9)%		(1,602,188)
Net Assets — 100.0%		$176,811,827

* Cost for federal income tax purposes.
(a) Rates shown reflect the discount rates or range of discount rates paid at time of purchase.
•Investments in companies considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
Merrill Lynch Government Securities Inc[1]	$(7,000,000)	$ 21,545

1 Affiliate until December 31, 2008
•Effective September 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$178,414,015
Level 3	—
Total	$178,414,015

See Notes to Financial Statements.

6 ANNUAL REPORT

APRIL 30, 2009

Statements of Assets and Liabilities
		Ready Assets
	Ready Assets	U.S.A.
	U.S. Treasury	Government
April 30, 2009	Money Fund	Money Fund
Assets
Investments at value — unaffiliated[1]	$ 780,224,649	$ 93,443,015
Repurchase agreements at value — unaffiliated[2]	—	84,971,000
Cash	34	652
Capital shares sold receivable	250,986	434,260
Interest receivable	380,075	72,149
Other assets	5,855	22,004
Prepaid expenses	51,583	18,784
Total assets	780,913,182	178,961,864
Liabilities
Capital shares redeemed payable	23,642,450	2,079,453
Investment advisory fees payable	98,710	—
Distribution fees payable	102	—
Officer’s and Trustees’ fees payable	131	28
Other affiliates payable	7,072	1,336
Other accrued expenses payable	92,097	69,220
Total liabilities	23,840,562	2,150,037
Net Assets	$ 757,072,620	$ 176,811,827
Net Assets Consist of
Paid-in capital	$ 756,965,478	$ 176,801,593
Undistributed net investment income	107,142	10,234
Net Assets	$ 757,072,620	$ 176,811,827
Net Asset Value
Shares outstanding, unlimited number of shares authorized, $0.10 par value	756,965,478	176,801,593
Net asset value	$ 1.00	$ 1.00
[1] Investments at cost — unaffiliated	$ 780,224,649	$ 93,443,015
[2] Repurchase agreements at cost — unaffiliated	—	$ 84,971,000

See Notes to Financial Statements.

ANNUAL REPORT

APRIL 30, 2009

Statements of Operations
	Ready Assets		Ready Assets
	U.S. Treasury Money Fund		U.S.A. Government Money Fund
	Period		Period
	December 1,	Year Ended	September 1,	Year Ended
	2008 to April 30,	November 30,	2008 to April 30,	August 31,
	2009	2008	2009	2008
Investment Income
Interest	$ 1,523,497	$ 5,665,064	$ 849,577	$ 4,357,766
Income — affiliated	—	—	21,545	23,236
Total income	1,523,497	5,665,064	871,122	4,381,002
Expenses
Investment advisory	1,828,986	2,046,717	597,062	616,995
Distribution	455,301	511,205	159,350	160,907
Federal insurance	124,945	54,835	35,447	—
Accounting services	80,769	101,106	47,503	59,283
Registration	72,482	98,621	60,316	68,716
Transfer agent	60,128	53,345	109,136	166,948
Professional	43,066	37,186	58,418	55,512
Printing	24,951	27,733	50,452	29,842
Custodian	13,208	18,307	15,606	14,509
Officer and Trustees	12,035	20,390	11,913	21,577
Miscellaneous	16,401	16,811	8,787	17,019
Total expenses	2,732,272	2,986,256	1,153,990	1,211,308
Less fees waived by advisor	(1,302,182)	(1,432,702)	(321,170)	—
Less distribution fees waived	(256,559)	—	(116,015)	—
Less other expenses reimbursed	—	—	(69,617)	—
Total expenses after waiver and reimbursement	1,173,531	1,553,554	647,188	1,211,308
Net investment income	349,966	4,111,510	223,934	3,169,694
Realized Gain
Net realized gain on investments	56,868	47,398	10,171	—
Net Increase in Net Assets Resulting from Operations	$ 406,834	$ 4,158,908	$ 234,105	$ 3,169,694

See Notes to Financial Statements.

8 ANNUAL REPORT

APRIL 30, 2009

Statements of Changes in Net Assets
		Ready Assets			Ready Assets
	U.S. Treasury Money Fund			U.S.A. Government Money Fund
		Year Ended			Year Ended
	Period December 1,			Period September 1,
		November 30,			August 31,
	2008 to April 30,			2008 to April 30,
Increase (Decrease) in Net Assets:	2009	2008	2007	2009	2008	2007
Operations
Net investment income	$ 349,966	$ 4,111,510	$ 3,005,820	$ 223,934	$ 3,169,694	$ 5,757,686
Net realized gain	56,868	47,398	2,658	10,171	—	63
Net change in unrealized appreciation/
depreciation	—	—	(6,111)	—	—	7,033
Net increase in net assets resulting
from operations	406,834	4,158,908	3,002,367	234,105	3,169,694	5,764,782
Dividends to Shareholders From
Net investment income	(349,966)	(4,111,510)	(3,005,820)	(223,934)	(3,169,694)	(5,757,686)
Capital Share Transactions
Net proceeds from sale of shares	502,972,653	1,968,962,313	211,947,673	590,916,349	755,024,672	510,076,151
Reinvestment of dividends	349,966	4,111,121	3,005,820	223,916	3,169,694	5,757,733
Cost of shares redeemed	(754,008,336)	(1,114,321,010)	(122,209,477)	(543,327,383)	(751,679,958)	(535,857,861)
Net increase (decrease) in net assets
derived from capital share transactions	(250,685,717)	858,752,424	92,744,016	47,812,882	6,514,408	(20,023,977)
Net Assets
Total increase (decrease) in net assets	(250,628,849)	858,799,822	92,740,563	47,823,053	6,514,408	(20,016,881)
Beginning of period	1,007,701,469	148,901,647	56,161,084	128,988,774	122,474,366	142,491,247
End of period	$ 757,072,620	$ 1,007,701,469	$ 148,901,647	$ 176,811,827	$ 128,988,774	$ 122,474,366
End of period undistributed
net investment income	$ 107,142	$ 2,876	$ —	$ 10,234	$ 1,204	$ 1,204

See Notes to Financial Statements.

ANNUAL REPORT

APRIL 30, 2009

Financial Highlights				Ready Assets U.S. Treasury Money Fund
	Period
	December 1, 2008
	to April 30,		Year Ended November 30,
	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0004	0.0155	0.0410	0.0396	0.0222	0.0052
Net realized and unrealized gain (loss)	—	0.0000	(0.0001)	0.0000	0.0004	(0.0004)
Net increase from investment operations	0.0004	0.0155	0.0409	0.0396	0.0226	0.0048
Dividends and distributions from:
Net investment income	(0.0004)	(0.0155)	(0.0410)	(0.0396)	(0.0222)	(0.0052)
Net realized gain	—	—	—	(0.0000)	(0.0001)	(0.0001)
Total dividends and distributions	(0.0004)	(0.0155)	(0.0410)	(0.0396)	(0.0223)	(0.0053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return
Total investment return	0.04%[1]	1.55%	4.19%	4.04%	2.26%	0.53%
Ratios to Average Net Assets
Total expenses after waivers and reimbursement	0.32%[2]	0.38%	0.58%	0.62%	0.58%	0.67%
Total expenses	0.75%[2]	0.73%	0.93%	0.97%	0.93%	1.02%
Net investment income	0.10%[2]	1.00%	3.91%	3.95%	2.23%	0.50%
Supplemental Data
Net assets, end of period (000)	$ 757,073	$1,007,701	$ 148,902	$ 56,161	$ 55,181	$ 50,732

1 Aggregate total investment return.
2 Annualized.

See Notes to Financial Statements.

10 ANNUAL REPORT

APRIL 30, 2009

Financial Highlights			Ready Assets U.S.A. Government Money Fund
	Period
	September 1,
	2008 to
	April 30,		Year Ended August 31,
	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0013	0.0234	0.0437	0.0349	0.0153	0.0030
Net realized and unrealized gain (loss)	—	—	0.0001	0.0003	(0.0001)	(0.0008)
Net increase from investment operations	0.0013	0.0234	0.0438	0.0352	0.0152	0.0022
Dividends and distributions from:
Net investment income	(0.0013)	(0.0234)	(0.0437)	(0.0349)	(0.0153)	(0.0030)
Net realized gain	—	—	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions	(0.0013)	(0.0234)	(0.0437)	(0.0349)	(0.0153)	(0.0030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return
Total investment return	0.14%[1]	2.40%	4.42%	3.55%	1.54%	0.30%
Ratios to Average Net Assets
Total expenses after waivers and reimbursement	0.49%[2]	0.88%	0.93%	0.92%	0.94%	0.89%
Total expenses	0.87%[2]	0.88%	0.93%	0.92%	0.94%	0.89%
Net investment income	0.17%[2]	2.31%	4.37%	3.57%	1.50%	0.29%
Supplemental Data
Net assets, end of period (000)	$ 176,812	$ 128,989	$ 122,474	$ 142,491	$ 106,745	$ 133,209

1 Aggregate total investment return.
2 Annualized.

See Notes to Financial Statements.

ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Ready Assets U.S. Treasury Money Fund (formerly Merrill Lynch U.S.
Treasury Money Fund) and Ready Assets U.S.A. Government Money Fund
(formerly Merrill Lynch U.S.A. Government Reserves) (the “Fund” or col-
lectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as no load, diversified, open-
end management investment companies. The Funds are organized as
Massachusetts business trusts. The Funds’ financial statements are pre-
pared in conformity with accounting principles generally accepted in the
United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.
The Funds’ year ends were changed to April 30.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: The Funds’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securi-
ties are valued at cost when purchased and thereafter, a constant pro-
portionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Funds may invest in US government and agency securities pursuant to repurchase agreements. Under such agree-
ments, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian.
In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liqui-
dating the collateral.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the US federal tax returns remains open for each of the three years ended November 30, 2008 for Ready Assets U.S. Treasury
Money Fund, the three years ended August 31, 2008 for Ready Assets
U.S.A. Government Money Fund and the period ended April 30, 2009 for each Fund. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Other: Expenses directly related to each Fund are charged to that
Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Funds have entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administration services. The PNC Financial Services Group, Inc.
(“PNC”) and Bank of America Corporation (“BAC”) are the largest stock-
holders of BlackRock. BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1,
2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Funds under the 1940 Act. Subsequent to the acquisi-
tion, PNC remains an affiliate, but due to the restructuring of Merrill
Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

For such services, each Fund pays a monthly fee at an annual rate of
0.50% of the average daily value of the Fund’s net assets for Ready
Assets U.S. Treasury Money Fund and 0.45% of the average daily value of the Fund’s net assets for Ready Assets U.S.A. Government Money
Fund. The Advisor for Ready Assets U.S. Treasury Money Fund has agreed to waive 0.35% of its fee, resulting in an annual fee equal to 0.15% of the average daily net assets of the Fund. This amount is shown as fees waived by advisor on the Statements of Operations.

The Advisor has entered into a sub-advisory agreement with BlackRock
Institutional Management Corporation (“BIMC”), an affiliate of the
Advisor, under which the Advisor pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Advisor.

12 ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

The Funds reimbursed the Advisor the following amounts for certain accounting services, which is included in accounting services in the
Statements of Operations:

	Period	Period
December 1, September 1,
	2008 to	2008 to	Year Ended	Year Ended
	April 30,	April 30,	November 30,	August 31,
	2009	2009	2008	2008
Ready Assets U.S. Treasury
Money Fund	$ 11,207	—	$ 6,226	—
Ready Assets U.S.A.
Government Money Fund	—	$ 2,705	—	$ 2,423

Effective October 1, 2008, the Funds entered into a Distribution Agree-
ment and a Shareholder Servicing Plan with BlackRock Investments,
LLC (“BIL”), which replaced Merrill Lynch, Pierce, Fenner and Smith
Incorporated (“MLFP&S”) (collectively, the “Distributor”) as the sole distributor of the Fund. MLPF&S is a wholly owned subsidiary of Merrill
Lynch. BIL is an affiliate of BlackRock. The distribution fees did not change as a result of the transaction.

Pursuant to the Shareholder Servicing Plan adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the
Distributor a distribution fee. The fees are accrued daily and paid monthly at an annual rate of 0.125% of each Fund’s average daily net assets sold by the Distributor. The ongoing distribution fee compensates the
Distributor for providing distribution related services to shareholders.

The Advisor voluntarily agreed to waive its management and distribution fees and reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as advisory fees waived, dis-
tribution fees waived and other expenses reimbursed. The Advisor may discontinue the waiver or reimbursement at any time

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of
Merrill Lynch, serves as transfer agent.

Certain officers and/or trustees of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Advisor for compensation paid to each Fund’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the
United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.

The following permanent differences as of April 30, 2009 attributable to reclassification of distributions were reclassified to the following accounts:

Ready Assets
	Ready Assets	U.S.A.
	U.S. Treasury	Government
	Money Fund	Money Fund
Undistributed net investment income	$ 104,266	$ 9,030
Accumulated net realized gain (loss)	$ (104,266)	$ (9,030)

The tax character of distributions paid during the period December 1,
2008 to April 30, 2009 and the years ended November 30, 2008 and
2007 for Ready Assets U.S. Treasury Money Fund and the period
September 1, 2008 to April 30, 2009 and the years ended August 31,
2008 and 2007 for Ready Assets U.S.A. Government Money Fund was
as follows:

		Ready Assets
	Ready Assets	U.S.A.
	U.S. Treasury	Government
	Money Fund	Money Fund
Ordinary income
4/30/09	$ 349,966	$ 223,934
8/31/08	—	$3,169,694
11/30/08	$4,111,510	—
8/31/07	—	$5,757,686
11/30/07	$3,005,820	—
Total
4/30/09	$ 349,966	$ 223,934
8/31/08	—	$3,169,694
11/30/08	$4,111,510	—
8/31/07	—	$5,757,686
11/30/07	$3,005,820	—

As of April 30, 2009, there were no significant differences between the book and tax components of net assets.

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obliga-
tions (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global politi-
cal, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Funds’ Statements of Assets and Liabilities.

ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (concluded)

5. Federal Insurance:

The Funds participated in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”) until April 30,
2009. As a result of the Funds’ participation in the Program, in the event the Funds’ net asset value fell below $0.995 per share, shareholders in the Funds had federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Funds as of the close of business on
September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee was triggered. Any increase in the number of shares in a shareholder’s balance after the close of busi-
ness on September 19, 2008 and any future investments after a share-
holder has closed their account was not guaranteed. As a participant in the Program, the Funds paid a participation fee of 0.01% for the period
September 19, 2008 through December 18, 2008 and 0.015% for the period December 19, 2008 through April 30, 2009 of the Funds’ shares outstanding value as of September 19, 2008. The Program has been extended through September 18, 2009 and the Funds have opted not to participate in the extension period. The participation fees for the year ended November 30, 2008 and the period December 1, 2008 to April 30,
2009 for Ready Assets U.S. Treasury Money Fund and September 1, 2008
to April 30, 2009 for Ready Assets U.S.A. Government Money Fund are
included in federal insurance on the Statements of Operations.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in
Net Assets with respect to net proceeds from sale of shares, reinvest-
ment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

14 ANNUAL REPORT

APRIL 30, 2009

Report of Independent Registered Public Accounting Firm

To the Shareholders and Boards of Trustees of Ready
Assets U.S. Treasury Money Fund and Ready Assets
U.S.A. Government Money Fund (collectively the “Funds):

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Ready Assets U.S. Treasury
Money Fund (formerly Merrill Lynch U.S. Treasury Money Fund) as of
April 30, 2009 and the related statements of operations for the period
December 1, 2008 to April 30, 2009 and for the year ended November 30,
2008, the statements of changes in net assets for the period December 1,
2008 to April 30, 2009 and for each of the two years in the period ended
November 30, 2008, the financial highlights for the period December 1,
2008 to April 30, 2009 and for each of the five years in the period ended
November 30, 2008. We have also audited the accompanying statements of assets and liabilities, including the schedule of investments, of Ready
Assets U.S.A. Government Money Fund (formerly Merrill Lynch U.S.A.
Government Reserves) as of April 30, 2009 and the related statements of operations for the period September 1, 2008 to April 30, 2009 and for the year ended August 31, 2008, the statements of changes in net assets for the period September 1, 2008 to April 30, 2009 and for each of the two years in the period ended August 31, 2008, the finan-
cial highlights for the period September 1, 2008 to April 30, 2009 and for each of the five years in the period ended August 31, 2008. These financial statements and financial highlights are the responsibility of the
Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our proce-
dures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Ready Assets U.S. Treasury Money Fund as of April 30, 2009, the results of its operations for the period December 1, 2008 to April 30, 2009 and for the year ended November 30, 2008, the changes in its net assets for the period December 1, 2008 to April 30, 2009 and for each of the two years in the period ended November 30, 2008, and the financial high-
lights for the period December 1, 2008 to April 30, 2009 and for each of the five years in the period ended November 30, 2008, in conformity with accounting principles generally accepted in the United States of
America. Additionally, in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ready Assets U.S.A. Government Money Fund as of
April 30, 2009, the results of its operations for the period September 1,
2008 to April 30, 2009 and for the year ended August 31,2008, the changes in net its assets for the period September 1, 2008 to April 30,
2009 and for each of the two years in the period ended August 31, 2008, and the financial highlights for the period September 1, 2008 to April 30,
2009 and for each of the five years in the period ended August 31, 2008, in conformity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
June 23, 2009

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds for the period ended April 30, 2009:

	Ready Assets	Ready Assets
	U.S. Treasury	U.S.A. Government
	Money Fund	Money Fund
Federal Obligation Interest[1]	97.15%[3]	19.89%
Interest-Related Dividends for Non-U.S. Residents	70.21%[2]	95.97%[2]
Short-Term Capital Gain Dividends for Non-U.S. Residents	29.79%[2]	4.03%[2]

1 The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.
2 Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
3 At least 50% of the assets of the Fund were invested in Federal obligations at the end of each fiscal quarter.

ANNUAL REPORT

APRIL 30, 2009

Officers and Trustees
Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Funds	a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Trusteeships
Non-Interested Trustees[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	34 Funds	None
40 East 52nd Street	the Board of	2007	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	Trustees and
1940	Trustee
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	34 Funds	None
40 East 52nd Street	the Board of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	Trustees and		Investment Committee of the Archdiocese of Philadelphia since
1941	Trustee		2003; Director, The Committee of Seventy (civic) since 2006.
David O. Beim	Trustee	Since	Professor of Finance and Economics at the Columbia University	34 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.
Dr. Matina Horner	Trustee	Since	Formerly Executive Vice President of Teachers Insurance and	34 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939
Herbert I. London	Trustee and	Since	Professor Emeritus, New York University since 2005; John M. Olin	34 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University
since 2006; Director, InnoCentive, Inc. (strategic solutions company)
since 2005; Director, Cerego, LLC (software development and
design) since 2005.
Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard	34 Funds	Newell Rubbermaid,
40 East 52nd Street		2007	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952
Joseph P. Platt, Jr.	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	34 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	81 Portfolios	Re, Ltd (reinsurance
New York, NY 10022			insurance broker) since 1998; General Partner, Thorn Partners,		company)
1947			LP (private investment) since 1998; Formerly Partner, Amarna
Corporation, LLC (private investment company) from 2002 to 2008.
Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	34 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945
Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments) since	34 Funds	A.P. Pharma, Inc.
40 East 52nd Street		2007	1999; Director, Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

16 ANNUAL REPORT

APRIL 30, 2009

Officers and Trustees (continued)
Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Funds	a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Trusteeships
Non-Interested Trustees[1] (concluded)
Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	34 Funds	None
40 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Trustee		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member, Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
since 2007; Formerly President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Formerly Director,
Inter-Tel from 2006 to 2007.
Frederick W. Winter	Trustee and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	34 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Tippman Sports (recreation) since 2005;
Formerly Director, Indotronix International (IT services) from
2004 to 2008.
[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows Trustees as joining the Funds’ board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D.
Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt,
2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.
Interested Trustees[1]
Richard S. Davis	Trustee	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	175 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	285 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Henry Gabbay	Trustee	Since	Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly	175 Funds	None
40 East 52nd Street		2007	Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly	285 Portfolios
New York, NY 10022			Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to
1947			2007; Formerly President of BlackRock Funds and BlackRock Bond
Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

1 Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Funds based on his position with BlackRock,
Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Funds based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

ANNUAL REPORT

APRIL 30, 2009

Officers and Trustees (concluded)
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Funds	Time Served	Principal Occupation(s) During Past 5 Years
Fund Officers[1]
Donald C. Burke	President	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	and Chief	2007	Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from
New York, NY 10022	Executive		1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Officer
Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group
40 East 52nd Street	President	2007	since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.
New York, NY 10022
1962
Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from
New York, NY 10022	Officer		1992 to 2006.
1966
Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970
Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of
40 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.
New York, NY 10022	Officer
1959
Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10022
1965
[1] Officers of the Funds serve at the pleasure of the Board of Trustees.
Further information about the Funds’ Officers and Trustees is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Custodian	Transfer Agent		Accounting Agent	Independent Registered Public	Legal Counsel
The Bank of New York Mellon	Financial Data Services, Inc.		State Street Bank and	Accounting Firm	Sidley Austin LLP
New York, NY 10286	Jacksonville, FL 32246		Trust Company	Deloitte & Touche LLP	New York, NY 10019
			Princeton, NJ 08540	Princeton, NJ 08540

18 ANNUAL REPORT

APRIL 30, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your share-
holder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please con-
tact the Funds at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Infomation about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the Securities and Exchange Commission’s
website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT

APRIL 30, 2009

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by each Fund’s
current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency, other than with respect to each Fund’s participation in the US Treasury Department’s Temporary Guarantee
Program for Money Market Funds disclosed in this annual report.
Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 882-0052.
The Funds’ current 7-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Ready Assets U.S.Treasury Money Fund
Ready Assets U.S.A. Government Money Fund
100 Bellevue Parkway
Wilmington, DE 19809

#USTREGOV-4/09

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
Ready Assets U.S.
Treasury Money	$21,400	$21,300	$0	$0	$6,100	$6,100	$733	$749
Fund

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the

Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable
(g) Affiliates’ Aggregate Non-Audit Fees:
	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
Ready Assets U.S. Treasury	$414,333	$294,349
Money Fund

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S. Treasury Money Fund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Ready Assets U.S. Treasury Money Fund

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S. Treasury Money Fund

Date: June 19, 2009